American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA FUND
VP VALUE FUND * VP VISTA FUND

Supplement dated July 29, 2005 * Statement of Additional  Information  dated May
1, 2005

THE FOLLOWING REPLACES THE Management Fee CHART ON PAGE 46.

FUND                       CLASS                 PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
VP Balanced                Class I               0.90% of first $250 million
                                                 0.85% of the next $250 million
                                                 0.80% over $500 million
--------------------------------------------------------------------------------
VP Capital Appreciation    Class I               1.00% of first $500 million
                                                 0.95% of the next $500 million
                                                 0.90% over $1 billion
--------------------------------------------------------------------------------
VP Global Growth           Class I               1.30% of first $1 billion
                                                 1.15% of the next billion
                                                 1.05% over $2 billion
--------------------------------------------------------------------------------
VP Growth                  Class I               1.00%
--------------------------------------------------------------------------------
VP Income & Growth         Class I, Class II     0.70% of first $5 billion
                           & Class III           0.65% over $5 billion
--------------------------------------------------------------------------------
VP International           Class I & Class III   1.50% of first $250 million
                                                 1.20% of the next $250 million
                                                 1.10% over $500 million
                           -----------------------------------------------------
                           Class II & Class IV   1.40% of first $250 million
                                                 1.10% of the next $250 million
                                                 1.00% over $500 million
--------------------------------------------------------------------------------
VP Large Company Value     Class I               0.90% of the first $1 billion
                                                 0.80% of the next $4 billion
                                                 0.70% over $5 billion
                           -----------------------------------------------------
                           Class II              0.80% of the first $1 billion
                                                 0.70% of the next $4 billion
                                                 0.60% over $5 billion
--------------------------------------------------------------------------------
VP Mid Cap Value           Class I               1.00%
                           -----------------------------------------------------
                           Class II              0.90%
--------------------------------------------------------------------------------

(CONTINUED ON NEXT PAGE)

FUND              CLASS                        PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
VP Ultra          Class I & Class III          1.00% of first $5 billion
                                               0.99% of next $5 billion
                                               0.98% of next $5 billion
                                               0.97% of next $5 billion
                                               0.95% of next $5 billion
                                               0.90% of next $5 billion
                                               0.80% over $30 billion
                  -------------------------------------------------------------
                  Class II                     0.90% of first $5 billion
                                               0.89% of next $5 billion
                                               0.88% of next $5 billion
                                               0.87% of next $5 billion
                                               0.85% of next $5 billion
                                               0.80% of next $5 billion
                                               0.70% over $30 billion
--------------------------------------------------------------------------------
VP Value          Class I & Class III          1.00% of first $500 million
                                               0.95% of the next $500 million
                                               0.90% over $1 billion
                  -------------------------------------------------------------
                  Class II                     0.90% of first $500 million
                                               0.85% of the next $500 million
                                               0.80% over $1 billion
--------------------------------------------------------------------------------
VP Vista          Class I                      1.00%
                  -------------------------------------------------------------
                  Class II                     0.90%
--------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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